ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

17. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Brookfield Renewable’s accounts payable and accrued liabilities are as follows:

	Jun 30	Dec 31
(MILLIONS)	2018	2017
Operating accrued liabilities	$221	$271
Interest payable on corporate and subsidiary borrowings	84	64
Accounts payable	67	117
Deferred consideration	30	35
LP Unitholders’ distributions, preferred limited partnership unit
distributions and preferred dividends payable(1)	31	29
Other	21	26
	$454	$542
[1]

[1]	Includes amounts payable only to external LP Unitholders. Amounts payable to Brookfield are included in due to related parties.